ACCOUNTS AND NOTE RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
ACCOUNTS AND NOTE RECEIVABLE, NET

4. ACCOUNTS AND NOTE RECEIVABLE, NET

Accounts and note receivable, net consisted of the following:

	As of December 31,
	2023	2024
Accounts and note receivable	$601,115	$686,597
Less: allowance for credit loss	(39,057)	(45,819)
Total	$562,058	$640,778

The Company recorded a credit loss of US$179,038, reversed a credit loss of US$165,288, and recorded a credit loss of US$7,952 for the years ended December 31, 2022, 2023 and 2024, respectively. No credit loss provision was written off for the years ended December 31, 2022, 2023 and 2024, respectively.